Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
Compensation awarded to key management, defined as Directors and executive officers,was composed of the following:

	2019 $	2018 $
Salaries and short-term employee benefits	2,575	2,042
Bonuses accrued or paid	1,667	879
Director fees and services	592	446
Stock-based compensation	4,717	4,971
	9,551	8,338